Segment, Product and Geographic Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, net	$ 52,609	$ 57,150
Taiwan [Member]
Property, plant and equipment, net	51,519	56,185
China [Member]
Property, plant and equipment, net	744	822
U.S. [Member]
Property, plant and equipment, net	330	132
Korea [Member]
Property, plant and equipment, net	$ 16	$ 11